BASIS OF PREPARATION	12 Months Ended
Dec. 31, 2021
Basis of preparation [abstract]
BASIS OF PREPARATION	BASIS OF PREPARATION
The Group’s financial year is from January 1 to December 31, which is also the annual closing date of the individual entities’ financial statements which have been incorporated into the Group’s consolidated financial statements.

Arrival Luxembourg S.à r.l. was the parent entity of the Group until March 23, 2021. On that date, the shareholders of the company exchanged their shares for shares in Arrival (see note 13). As a result of the reorganization, Arrival became the parent company of Arrival Luxembourg S.à r.l., the operating company as of March 23, 2021. As noted above, the transaction with CIIG was accounted for as a reverse merger. In accordance with IFRS 2 for reverse merger, the consolidated financial statements of the Group presented as of December 31, 2021 are a continuation of those of Arrival Luxembourg S.à r.l. consolidated financial statements which were prepared in accordance with the IFRS as issued by IASB for the immediately preceding financial year and activity prior to the transaction date is presented, being that of Arrival
Luxembourg S.à r.l.. The net assets (predominantly cash & cash equivalents) acquired from CIIG at the transaction date are included only from the date of merger.

Statement of compliance

The consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

These consolidated financial statements were approved and authorized for issue by the Board of Directors (the “Board”) on April 27, 2022.

Basis of measurement

The consolidated financial statements have been prepared under the historical cost basis.

Going concern

The consolidated financial statements have been prepared on a going concern basis.

In determining the appropriate basis of preparation for the consolidated financial statements for the year ended December 31, 2021, 2020 and 2019, Management is required to consider whether the Group will be able to operate within the level of available cash and funding for the foreseeable future, being a period of at least 12 months following the approval of the consolidated financial statements.

Arrival is a company with an extremely limited operating history, it has incurred losses in the operation of its business related to research and development activities since its inception and has generated no revenue to date. As Arrival attempts to transition from research and development activities to commercial production and sales, it is difficult to forecast Arrival’s future cashflows. The estimated costs and timelines that Arrival has developed to reach full scale commercial production are subject to inherent risks and uncertainties involved in the transition from a start-up company focused on research and development activities to the large-scale manufacture and sale of vehicles. There can be no assurance that Arrival’s estimates related to the costs and timing necessary to complete design and engineering of its EVs and to tool its microfactories will prove accurate. For example, the tooling required within Arrival’s microfactories may be more expensive to produce than predicted, or have a shorter lifespan, resulting in additional replacement and maintenance costs, particularly relating to composite panel tooling, which could impact on Arrival’s results of operations and financial condition. Similarly, Arrival may experience higher raw material waste in the composite process than it expects, resulting in higher operating costs and hampering its ability to be profitable.

In 2021, subsequent to the equity increase and issuance of convertible notes which occurred on November 23, 2021, raising funds of EUR 573,613,374, the Group has revised its near term and long term business plan, updating planning assumptions for the latest understanding of the cost of completing research and development activities, working capital, capital expenditure, operating expenditure, average selling price, bills of materials and revenues. A further strategic review has been finalised and approved with a focus on commencement of production in the second half of 2022.

As of December 31, 2021 the Group had cash in hand of EUR 795,862,514. Management has prepared a base plan that demonstrates that this cash on hand is sufficient to fund the business through the launch of Arrival's first two microfactories and the first revenue generation in 2022 and to operate the business thereafter to the point of net cash generation in mid 2023 without additional funding.

The Board has considered the Group’s cash flow forecasts for the period to April 2023 being the period assessed for going concern purposes together with reasonably plausible downside scenarios reflecting the Group’s early stage of development and production and the uncertainties, as noted above, that may result in delays to production milestones or lower order levels. In particular the Board has considered a 12 month deferral of revenues, no production and no additional funding during the period under assessment. Under all scenarios the Group has sufficient cash to meet its needs.
Going concern (continued)

Whilst Arrival has sufficient funds to execute its near term business plan, including starting production in 2022 for its first two vehicles, Bus and Van. Management does plan to raise additional capital to execute its long-term business plans, including the deployment of additional microfactories and vehicle platforms. Arrival cannot be certain that additional funds will be available to it on favourable terms when required, or at all.

As described in the subsequent events note 28 on February 24, 2022, Russia launched an invasion of Ukraine, as a result of which, various jurisdictions have implemented and continue to implement coordinated sanctions and export-control measures against Russia and Belarus. Whilst Arrival employees have experienced travel disruptions between Russia and the rest of the world and Arrival has expended time and resources in relocating employees and data from Russia to other jurisdictions, Management do not consider this situation to have any material impact on the Group’s activities or cashflows for the purpose of the going concern assessment.

The Board is satisfied that the Group has sufficient funds to continue to be able to realize its assets and discharge its liabilities as they fall due for a period of at least 12 months from the date of approval of the financial statements and therefore it is appropriate that the financial statements have been prepared on a going concern basis.

Functional and presentation currency

The consolidated financial statements are presented in euro (EUR) rounded to the nearest thousand, unless otherwise stated. For each entity within the Group the functional currency is determined as the currency of the primary economic environment in which the entity operates. The functional currency of Arrival is the USD.

Although the share capital of the Company is denominated currently in EUR, management believes that the primary economic environment that Arrival operates in has changed to USD. This change is based on the considerations that the Company is currently a holding Company which does not generate any sales and consequently does not incur any cost of sales, but the Company obtained new financing through an equity increase and the issuance of convertible notes which require regular interest payments to be made in USD. Therefore, management concluded that the functional currency should change from EUR to USD. The change of the functional currency from EUR to USD did not have a material impact and occurred on November 23, 2021.

The Company presents the consolidated financial statements for the year ending December 31, 2021, in EUR.

One of Arrival`s subsidiaries, namely Arrival Luxembourg S.à r.l, has also changed its functional currency from EUR to USD in the current year. This change was applied for the same reasons as for the Parent company as Arrival Luxembourg S.à r.l has received additional financing from Arrival through transactions which were denominated in USD as well.

Adoption of new and revised International Financial Reporting Standards

The following Standards, Amendments to Standards and Interpretations have been issued and adopted by the Group as of the effective date.

Effective date	New standards or amendments
January 1, 2021	IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16 – Interest Rate Benchmark Reform – Phase 2

All other new standards and the amendments listed above did not have any impact on the amounts recognized in prior periods and have not materially affected the current consolidated financial statements.

The following Standards, Amendments to Standards and Interpretations have been issued but are not effective for the year ended December 31, 2021:

Effective date	New standards or amendments
January 1, 2022	Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
January 1, 2022	Annual Improvements to IFRS Standards 2018-2020
January 1, 2022	Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
January 1, 2022	Reference to the Conceptual Framework (Amendments to IFRS 3)
January 1, 2023	IAS 1 – Classification of Liabilities as Current or Non-Current
January 1, 2023	Disclosure of Accounting Policy (Amendments to IAS 1 and IFRS Practice Statement 2)
January 1, 2023	Definition of Accounting Estimate (Amendments to IAS 8)
January 1, 2023	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)
Available for optional adoption/effective date deferred indefinitely	IFRS 10 and IAS 28 – Sale or Contribution of Assets between Investor and its Associate or Joint Venture
Management is in the process of evaluating the impact of the standards on the financial statements.